Submission	Apr. 22, 2026
Submission [Line Items]
Central Index Key	0001326190
Registrant Name	Altimmune, Inc.
Registration File Number	333-291329
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES